Fair Value Measurements - Schedule of Changes in the Fair Value of Financial Liabilities (Details) - USD ($)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Fair Value Measurements
Fair value as of beginning of the year	$ 7,350,083	$ 6,921,000
Initial fair value at issuance	7,213,234	581,016
Settlement of Extension Note	(33,000)
Repayment on Notes	(152,998)
(Gain) Loss due to extiguishment of debt	(5,000)
Shares issued upon conversions of portion of notes	(1,287,657)
(Gain) Loss on change in fair value	(6,163,662)
Fair value as of end of the year	6,921,000	7,350,071
Extension Note - Bifurcated Derivative [Member]
Fair Value Measurements
Fair value as of beginning of the year	33,000	0
Initial fair value at issuance	0
Settlement of Extension Note	(33,000)
Repayment on Notes	0
(Gain) Loss due to extiguishment of debt	0
Shares issued upon conversions of portion of notes	0
(Gain) Loss on change in fair value	0
Fair value as of end of the year	0
Exchange Note [Member]
Fair Value Measurements
Fair value as of beginning of the year	6,155,925	1,499,000
Initial fair value at issuance	0	0
Settlement of Extension Note	0
Repayment on Notes	(61,429)
(Gain) Loss due to extiguishment of debt	0
Shares issued upon conversions of portion of notes	(1,067,740)
(Gain) Loss on change in fair value	(3,527,756)
Fair value as of end of the year	1,499,000	1,028,158
Quantum Convertible Note [Member]
Fair Value Measurements
Fair value as of beginning of the year	0	3,248,000
Initial fair value at issuance	4,618,234
Settlement of Extension Note	0
Repayment on Notes	0
(Gain) Loss due to extiguishment of debt	0
Shares issued upon conversions of portion of notes	0
(Gain) Loss on change in fair value	(1,370,234)
Fair value as of end of the year	3,248,000
Additional Bridge Notes [Member]
Fair Value Measurements
Fair value as of beginning of the year	466,646	0
Initial fair value at issuance	0
Settlement of Extension Note	0
Repayment on Notes	(52,680)
(Gain) Loss due to extiguishment of debt	0
Shares issued upon conversions of portion of notes	(140,417)
(Gain) Loss on change in fair value	(273,549)
Fair value as of end of the year	0
Equity Line Of Credit [Member]
Fair Value Measurements
Fair value as of beginning of the year	694,512	80,000
Initial fair value at issuance	0	0
Settlement of Extension Note	0
Repayment on Notes	0
(Gain) Loss due to extiguishment of debt	0
Shares issued upon conversions of portion of notes	0
(Gain) Loss on change in fair value	(614,512)
Fair value as of end of the year	80,000	42,394
ELOC Commitment Fee Note [Member]
Fair Value Measurements
Fair value as of beginning of the year	0	0
Initial fair value at issuance	595,000
Settlement of Extension Note	0
Repayment on Notes	0
(Gain) Loss due to extiguishment of debt	(5,000)
Shares issued upon conversions of portion of notes	(79,500)
(Gain) Loss on change in fair value	(510,500)
Fair value as of end of the year	0
September 2024 Convertible Note [Member]
Fair Value Measurements
Fair value as of beginning of the year	0	$ 2,094,000
Initial fair value at issuance	2,000,000
Settlement of Extension Note	0
Repayment on Notes	(38,889)
(Gain) Loss due to extiguishment of debt	0
Shares issued upon conversions of portion of notes	0
(Gain) Loss on change in fair value	132,889
Fair value as of end of the year	$ 2,094,000